Schedule of Investments ─ NYLI MacKay Muni Insured ETF

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds — 98.9%

Alabama — 1.5%
Black Belt Energy Gas District, Revenue Bonds
Series B-2
2.900%, (Municipal Swap Index + 0.65%), due 4/1/53(a)(b)	$2,500,000	$2,419,204
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	2,200,000	2,270,128
University of South Alabama, Revenue Bonds
Series A Insured: BAM
5.250%, due 4/1/54	2,500,000	2,657,804
		7,347,136
Alaska — 0.3%
University of Alaska, Revenue Bonds
Series V-1 Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,381,399

Arizona — 1.3%
City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 7/1/28	3,180,000	3,207,870
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,000,000	1,004,300
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	492,786
4.250%, due 6/1/47	1,500,000	1,454,617
		6,159,573
Arkansas — 0.1%
City of Clarksville AR Sales & Use Tax Revenue, Revenue Bonds
Insured: BAM
3.000%, due 11/1/26	500,000	496,571

California — 12.1%
Anaheim Public Financing Authority, Revenue Bonds
Series C Insured: AGM
3.390%, due 9/1/30(c)	6,555,000	5,435,329
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B Insured: AGM
4.000%, due 7/1/39	5,105,000	5,016,617
California Community Choice Financing Authority, Revenue Bonds
Series B
5.000%, due 1/1/55(a)(b)	3,575,000	3,768,890
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	535,000	539,635
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
3.000%, due 5/15/54	2,895,000	2,139,239
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Chaffey Joint Union High School District, General Obligation Bonds
Series G
4.430%, due 8/1/42(c)	$1,000,000	$464,157
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,051,175
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,915,934
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.260%, due 8/1/30(c)	1,000,000	837,151
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,735,229
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
3.030%, due 8/1/29(c)	1,050,000	917,121
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
4.940%, due 8/1/34(c)	2,445,000	1,537,945
5.110%, due 8/1/39(c)	535,000	257,398
Lake Tahoe Unified School District, General Obligation Bonds
Series B Insured: NATL
3.340%, due 8/1/30(c)	1,110,000	925,228
Los Angeles Department of Water & Power, Revenue Bonds
Series 2
4.550%, due 7/1/34(a)(b)	2,500,000	2,500,000
Series B
5.000%, due 7/1/38	1,165,000	1,184,087
5.000%, due 7/1/48	1,020,000	1,050,070
Series D
5.000%, due 7/1/48	250,000	253,532
Series E
5.000%, due 7/1/34	500,000	553,733
5.000%, due 7/1/48	555,000	581,083
Madera Unified School District, General Obligation Bonds
Insured: NATL
3.510%, due 8/1/31(c)	2,725,000	2,173,658
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/47	3,135,000	2,441,224
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
4.580%, due 6/1/46(c)	4,000,000	1,523,487
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
3.450%, due 8/1/29(c)	390,000	334,376
Pacifica School District, General Obligation Bonds
Series C Insured: NATL
3.220%, due 8/1/27(c)	275,000	253,889

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Placer Union High School District, General Obligation Bonds
Insured: AGM
3.280%, due 8/1/30(c)	$975,000	$815,341
River Delta Unified School District School Facilities Improvement District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/45	1,565,000	1,544,915
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	779,822
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	2,056,040
Sacramento City Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/48	1,000,000	978,214
San Francisco Community College District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 6/15/49	4,500,000	4,926,620
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
4.560%, due 8/1/41(c)	2,000,000	949,973
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,368,632
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
2.890%, due 8/1/26(c)	1,100,000	1,053,622
		58,863,366
Colorado — 4.6%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,746,090
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,881,272
City of Grand Junction CO Joint Sewer System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 12/1/49	4,250,000	4,089,099
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,166,843
Colorado Springs School District No 11 Facilities Corp., Certificates of Participation
Insured: BAM
5.250%, due 12/15/48	2,250,000	2,427,203
	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Colorado Water Resources & Power Development Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 9/1/43	$500,000	$555,632
E-470 Public Highway Authority, Revenue Bonds
Series B Insured: NATL
3.060%, due 9/1/25(c)	2,350,000	2,308,994
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	630,914
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	514,226
Green Gables Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/38	760,000	801,179
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	446,716
Trails at Crowfoot Metropolitan District No 3, General Obligation Bonds
Series A Insured: AGC
4.000%, due 12/1/44	1,725,000	1,667,962
5.000%, due 12/1/39	1,000,000	1,085,619
		22,321,749
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.670%, due 10/1/37(c)	1,500,000	836,356
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,846,897
		2,683,253
Florida — 5.2%
County of Brevard FL, Revenue Bonds
Insured: AGM
5.000%, due 8/1/29	3,860,000	3,983,028
County of Miami-Dade FL, Revenue Bonds
Insured: BAM
4.460%, due 10/1/46(c)	290,000	111,490
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AGM
4.000%, due 10/1/41	1,425,000	1,371,057
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	3,048,601
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A Insured: AGM-CR
4.490%, due 10/1/41(c)	1,015,000	484,346
Series A-2 Insured: AGM-CR
4.410%, due 10/1/40(c)	1,250,000	631,189
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,070,476

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
Flagler County School District, Certificates of Participation
Series R Insured: AGC
5.000%, due 8/1/29	$2,000,000	$2,160,286
5.000%, due 8/1/30	3,750,000	4,103,915
School Board of Miami-Dade County (The), General Obligation Bonds
5.000%, due 3/15/39	1,645,000	1,672,757
Wildwood Utility Dependent District, Revenue Bonds
Insured: BAM
5.000%, due 10/1/52	6,375,000	6,613,508
		25,250,653
Georgia — 0.5%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,251,412

Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	1,001,157
5.250%, due 5/1/42	800,000	823,371
		1,824,528
Illinois — 12.9%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,075,000	1,112,709
Series A Insured: AGM
5.000%, due 12/1/31	500,000	519,938
5.000%, due 12/1/34	1,300,000	1,344,484
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,900,070
Insured: BAM
5.750%, due 4/1/48	750,000	808,795
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,195,314
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,618,522
Series A Insured: AGM
5.250%, due 1/1/45	4,585,000	4,797,799
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,345,017
City of Calumet City IL, General Obligation Bonds
Series A Insured: AGM
4.500%, due 3/1/43	1,000,000	994,468
City of Chicago IL Waterworks Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 11/1/31	3,350,000	3,729,501
	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	$3,750,000	$4,052,382
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,101,176
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/37	2,000,000	1,820,203
City of Sterling IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/33	475,000	478,414
Cook County Community College District No 508, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/28	1,000,000	1,056,536
Cook County School District No 86 Harwood Heights, General Obligation Bonds
Insured: BAM
5.000%, due 10/1/49	2,375,000	2,458,557
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,020,916
5.500%, due 10/1/42	1,260,000	1,369,688
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A Insured: NATL
3.610%, due 12/15/32(c)	2,010,000	1,516,426
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	381,090
4.000%, due 10/1/41	400,000	377,505
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,425,131
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,272,682
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,589,395
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,700,316
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	1,440,000	1,503,587
5.000%, due 12/1/46	1,800,000	1,857,478
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	450,000	421,383
Series A Insured: NATL
4.160%, due 4/1/25(c)	390,000	387,341

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	$2,700,000	$2,945,363
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,081,126
University of Illinois, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 4/1/36	940,000	942,118
Village of Bellwood IL, General Obligation Bonds
Series B Insured: AGM
5.000%, due 12/1/25	1,510,000	1,534,489
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,079,817
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
3.630%, due 12/1/25(c)	590,000	572,596
3.660%, due 12/1/26(c)	590,000	552,054
		62,864,386
Indiana — 1.6%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	1,500,000	1,573,417
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	982,219
5.000%, due 7/1/47	2,000,000	2,065,353
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,299,632
		7,920,621
Iowa — 2.0%
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.250%, due 6/1/42	1,165,000	1,146,261
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	876,732
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,084,061
Davenport Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/43	3,395,000	3,295,784
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	565,947
3.250%, due 6/1/32	600,000	587,452
	Principal Amount	Value
Municipal Bonds (continued)

Iowa (continued)
3.375%, due 6/1/33	$620,000	$605,097
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	325,867
5.000%, due 6/1/26	170,000	174,439
		9,661,640
Kentucky — 1.4%
Christian County School District Finance Corp., Revenue Bonds
Insured: AGM ST INTERCEPT
4.500%, due 10/1/48	2,035,000	2,086,764
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/49	2,900,000	2,983,771
Kentucky Municipal Power Agency, Revenue Bonds
5.000%, due 9/1/34	1,155,000	1,204,449
Paducah Electric Plant Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/34	650,000	664,549
		6,939,533
Louisiana — 1.1%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,609,704
City of Shreveport LA, General Obligation Bonds
Insured: AGC
5.000%, due 3/1/49	1,500,000	1,555,061
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
5.000%, due 8/1/31	2,000,000	2,083,599
		5,248,364
Maine — 2.1%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	152,763
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.250%, due 7/1/54	2,500,000	2,397,822
5.250%, due 7/1/49	5,000,000	5,343,000
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,303,547
5.500%, due 7/1/42	1,000,000	1,094,337
		10,291,469
Maryland — 0.4%
State of Maryland, General Obligation Bonds
Series B
5.000%, due 8/1/26	2,000,000	2,067,957

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Massachusetts — 0.5%
City of Worcester MA, General Obligation Bonds
Insured: AGM
2.000%, due 2/15/34	$1,000,000	$847,689
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	1,945,000	1,535,329
		2,383,018
Michigan — 2.4%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,089,163
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,155,157
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,505,423
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,500,898
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/39	635,000	709,133
5.500%, due 12/1/48	3,620,000	3,911,590
		11,871,364
Missouri — 1.0%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,136,943
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.480%, due 4/15/26(c)	1,720,000	1,650,050
St Louis Municipal Finance Corp., Revenue Bonds
Insured: AGM
5.000%, due 10/1/40	770,000	807,759
		4,594,752
Nebraska — 1.3%
Elkhorn School District, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/45	3,500,000	3,365,584
5.000%, due 12/15/41	1,560,000	1,712,675
Omaha Airport Authority, Revenue Bonds
Insured: AGC
5.250%, due 12/15/54	1,250,000	1,318,357
		6,396,616
Nevada — 0.5%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,050,000	1,003,250
	Principal Amount	Value
Municipal Bonds (continued)

Nevada (continued)
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	$1,425,000	$1,339,204
		2,342,454
New Hampshire — 0.3%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	1,480,000	1,455,130

New Jersey — 3.0%
Berlin Borough School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/39	1,210,000	1,228,532
4.000%, due 3/1/40	1,255,000	1,267,598
4.000%, due 3/1/41	1,310,000	1,316,731
Mountain Lakes School District, General Obligation Bonds
Insured: SCH BD RES FD
2.000%, due 8/1/25	250,000	248,197
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series C Insured: NATL
3.500%, due 12/15/30(c)	2,940,000	2,397,922
New Jersey Turnpike Authority, Revenue Bonds
Series 4 Insured: AGM
5.250%, due 1/1/26	2,980,000	3,049,893
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.250%, due 2/1/43	500,000	519,148
5.500%, due 2/1/51	1,000,000	1,035,878
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.250%, due 11/1/52	2,250,000	2,399,558
Series A Insured: AGC-CR
4.000%, due 11/1/50	1,305,000	1,252,909
		14,716,366
New Mexico — 0.3%
University of New Mexico (The), Revenue Bonds
Insured: AGM
5.500%, due 6/1/53	1,485,000	1,619,909

New York — 6.5%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,748,398
Series A Insured: AGM
5.000%, due 10/1/32	1,560,000	1,627,593
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	438,398
5.250%, due 7/15/36	300,000	327,621
5.250%, due 7/15/37	325,000	353,425
5.250%, due 7/15/42	1,800,000	1,912,863

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	$2,975,000	$2,937,749
Metropolitan Transportation Authority, Revenue Bonds
Series 1
4.000%, due 11/15/46	500,000	464,476
Series 1 Insured: BAM
5.000%, due 11/15/33	4,000,000	4,050,552
Series A1
5.000%, due 11/15/29	500,000	510,344
Series E
4.000%, due 11/15/45	450,000	424,895
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	1,265,000	951,148
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
4.120%, due 11/15/36(c)	4,400,000	2,720,515
5.070%, due 11/15/55(c)	1,825,000	390,799
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
4.000%, due 2/15/43	1,480,000	1,433,233
New York Power Authority, Revenue Bonds
Insured: AGM
4.000%, due 11/15/47	2,530,000	2,419,157
Series A Insured: AGM
5.250%, due 11/15/39	1,000,000	1,161,272
5.250%, due 11/15/41	1,000,000	1,144,878
New York State Dormitory Authority, Revenue Bonds
Insured: AGC
5.250%, due 10/1/42	1,650,000	1,807,516
Series A Insured: AGM
4.000%, due 10/1/36	5,000	5,194
New York Transportation Development Corp., Revenue Bonds
Insured: AGM
5.125%, due 6/30/60	2,000,000	2,049,857
Port Authority of New York & New Jersey, Revenue Bonds
Series 231ST
5.500%, due 8/1/52	765,000	818,909
		31,698,792
North Carolina — 2.8%
Greater Asheville Regional Airport Authority, Revenue Bonds
Insured: AGM
5.250%, due 7/1/41	1,405,000	1,502,150
5.250%, due 7/1/43	1,625,000	1,723,262
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,451,976
5.500%, due 7/1/52	1,675,000	1,781,732
	Principal Amount	Value
Municipal Bonds (continued)

North Carolina (continued)
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	$3,325,000	$3,414,851
Series B Insured: AGM
4.950%, due 1/1/53(c)	7,000,000	1,788,592
		13,662,563
Ohio — 2.4%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,302,473
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,860,402
5.500%, due 12/1/42	955,000	996,296
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	513,548
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,167,619
Port of Greater Cincinnati Development Authority, Revenue Bonds
Series C Insured: AGM
5.250%, due 12/1/48	750,000	799,722
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,004,570
		11,644,630
Oregon — 0.5%
City of Newport OR, General Obligation Bonds
Series B Insured: AGC
3.160%, due 6/1/26(c)	1,355,000	1,299,579
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.850%, due 6/15/43(c)	2,800,000	1,161,263
		2,460,842
Pennsylvania — 4.3%
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,303,395
City of Philadelphia PA Water & Wastewater Revenue, Revenue Bonds
Series C Insured: AGC
5.000%, due 9/1/44	1,300,000	1,413,243
County of Lehigh PA, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,407,387
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	932,849
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGC-CR
4.000%, due 9/1/44	1,040,000	979,338

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	$3,625,000	$3,916,807
Pennsylvania Economic Development Financing Authority Parking System Revenue, Revenue Bonds
Series BA Insured: CNTY GTD-BAM TCRS
3.690%, due 1/1/31(c)	775,000	624,171
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.663%, (0.670*3 Month SOFR + 0.60%), due 7/1/27(a)(b)	85,000	84,414
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,663,373
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,498,805
5.000%, due 9/1/38	1,420,000	1,567,045
Reading School District, General Obligation Bonds
Series B Insured: NATL ST AID WITHHLDG
4.130%, due 1/15/30(c)	640,000	522,649
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM-TCRS ST AID WITHHLDG
5.000%, due 9/1/27	5,000	5,170
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,917,200
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,123,683
		20,959,529
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AGM
3.583%, (0.67*3-Month SOFR + 0.52%), due 7/1/29(a)(b)	510,000	498,069

Rhode Island — 0.5%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGC
5.250%, due 9/15/41	2,000,000	2,205,650

South Carolina — 1.5%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	2,973,489
	Principal Amount	Value
Municipal Bonds (continued)

South Carolina (continued)
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	$2,000,000	$2,223,812
5.750%, due 12/1/52	600,000	657,364
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,470,000	1,584,284
		7,438,949
South Dakota — 2.2%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 12/1/47	1,780,000	1,873,568
5.500%, due 12/1/51	3,080,000	3,280,248
Brookings School District No 005-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 6/15/35	500,000	568,195
5.250%, due 6/15/38	750,000	840,629
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,465,524
5.500%, due 8/1/47	1,000,000	1,089,002
De Smet School District No 38-2, General Obligation Bonds
Series 2 Insured: BAM
5.000%, due 8/1/47	1,300,000	1,356,155
		10,473,321
Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	553,880

Texas — 15.8%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,421,353
City of Aubrey TX, General Obligation Bonds
Series A Insured: AGC
3.000%, due 2/15/42	2,160,000	1,845,814
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,081,348
City of Canyon TX, General Obligation Bonds
Insured: AGM
5.000%, due 2/15/33	1,205,000	1,315,913
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: BAM
5.250%, due 8/15/48	1,175,000	1,248,048
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/46	1,880,000	1,760,342
4.000%, due 9/1/47	1,980,000	1,843,386

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
County of Fort Bend TX Toll Road Revenue, Revenue Bonds
Insured: AGM
4.250%, due 3/1/49	$3,750,000	$3,585,499
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,197,456
2.000%, due 8/15/40	3,000,000	2,153,668
El Paso County Hospital District, General Obligation Bonds
Insured: AGC
5.000%, due 8/15/43	4,230,000	4,481,333
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Insured: AGM
6.500%, due 3/1/28	390,000	425,296
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/26	585,000	591,248
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	706,518
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,912,537
3.000%, due 8/15/41	2,670,000	2,224,377
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,221,622
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,042,096
7.000%, due 12/1/29	905,000	1,037,082
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,805,121
6.000%, due 4/1/30	350,000	367,603
6.000%, due 4/1/31	350,000	367,391
6.000%, due 4/1/32	375,000	393,166
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,588,484
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	980,000	1,044,732
6.000%, due 9/1/28	980,000	1,065,514
6.000%, due 9/1/29	705,000	781,226
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,075,165
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/45	805,000	820,975
5.000%, due 9/1/46	855,000	871,840
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Harris County Municipal Utility District No 536, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/28	$2,600,000	$2,759,880
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,508,026
7.000%, due 9/1/28	360,000	401,132
7.000%, due 9/1/29	380,000	433,257
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	1,560,000	1,576,327
5.125%, due 3/1/46	1,415,000	1,439,917
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	602,265
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AGM
6.375%, due 8/15/30	1,700,000	1,847,632
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/35	3,195,000	3,196,942
Lower Colorado River Authority, Revenue Bonds
Insured: AGM
5.500%, due 5/15/48	1,885,000	2,043,779
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	523,915
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	2,000,000	2,020,405
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	1,550,000	1,685,213
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B1 Insured: AGM
4.000%, due 7/1/30	155,000	156,620
Rockett Special Utility District, Revenue Bonds
Insured: AGM
3.000%, due 7/10/25	545,000	544,921
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,228,188
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.250%, due 5/1/39	600,000	647,158
5.250%, due 5/1/42	500,000	531,621

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	$1,015,000	$1,138,511
5.500%, due 8/1/42	4,000,000	4,418,061
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,176,289
Williamson-Liberty Hill Municipal Utility District, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/32	1,675,000	1,799,541
		76,955,753
Utah — 1.5%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,660,000	2,680,241
Series A Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	2,180,130
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,038,656
Intermountain Power Agency, Revenue Bonds
Series A
5.000%, due 7/1/42	1,000,000	1,054,107
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
5.000%, due 5/1/26	260,000	266,390
		7,219,524
Virginia — 0.2%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	980,722

Washington — 0.6%
State of Washington, General Obligation Bonds
Series F Insured: NATL
3.040%, due 12/1/26(c)	3,000,000	2,838,514

West Virginia — 0.2%
West Virginia University, Revenue Bonds
Series A Insured: AMBAC
3.280%, due 4/1/25(c)	1,000,000	994,616

Wisconsin — 1.7%
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	1,250,000	1,237,362
4.550%, due 5/1/43	1,015,000	1,025,636
5.000%, due 5/1/31	1,655,000	1,780,229
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	1,973,233
	Principal Amount	Value
Municipal Bonds (continued)

Wisconsin (continued)
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/41	$1,455,000	$1,429,829
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
4.420%, due 12/15/37(c)	1,150,000	655,295
		8,101,584
Wyoming — 0.6%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,100,000	1,170,174
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,901,400
		3,071,574
Total Municipal Bonds
(Cost $476,734,982)		480,711,731

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.26%(d)
(Cost $2,041,433)	2,041,433	2,041,433

Total Investments — 99.3% (Cost $478,776,415)		482,753,164
Other Assets and Liabilities, Net — 0.7%		3,375,460
Net Assets — 100%		$486,128,624

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2025.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at January 31, 2025.

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$480,711,731	$—	$480,711,731
Short-Term Investment:
Money Market Fund	2,041,433	—	—	2,041,433
Total Investments in Securities	$2,041,433	$480,711,731	$—	$482,753,164

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.